Employee Benefit Plan, ESOP Funds (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, ESOP Funds [Line Items]
EBP, Investment, Fair Value	$ 5,336,901,264	$ 4,983,694,927
EBP, Nonconsolidated, Master Trust [Member]
Employee Benefit Plan, ESOP Funds [Line Items]
ESOP Fund Investment [Policy Text Block]	Employee Stock Ownership Plan (ESOP) Funds
The ESOP Funds, unitized funds, which are available to certain plan participants through the Investment Trust, consist of common stock of General Mills and cash for dividends and fractional shares. Cash dividends on common stock of General Mills are reinvested in the ESOP Funds unless elected by the participant to receive a cash distribution. All amounts credited to participants’ ESOP accounts will be invested in the ESOP Funds. Participants may then elect to transfer balances from the ESOP Funds to any of the Plan’s other investment funds, except the Company Stock Fund (note 6). However, no amounts may be transferred from any of the other investment funds into the ESOP Funds. At December 31, 2025 and 2024, the market value of the shares held by the Investment Trust was $140,463,387 and $212,500,452, respectively, and the number of the shares held by the Investment Trust was 3,020,718 and 3,332,293, respectively. The ESOP Funds are managed by an independent fiduciary, State Street Global Advisors.

EBP, Investment, Fair Value	$ 5,289,935,110	4,938,131,767
EBP, Nonconsolidated, Master Trust [Member] | ESOP Funds Investment [Member]
Employee Benefit Plan, ESOP Funds [Line Items]
EBP, Investment, Fair Value	$ 140,463,387	$ 212,500,452
EBP, Investment, Number of Shares	3,020,718	3,332,293